As of December 31, 2021 and 2020 accrued expenses consist of the following: (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses		$ 4,127	$ 9,078
Turnongreen Inc [Member]
Customer prepayments	$ 557,000	258,000	87,000
Other accrued liabilities	67,000	47,000	53,000
Accrued payroll and payroll taxes	214,000	214,000	196,000
Accrued expenses	$ 838,000	$ 519,000	$ 336,000